Summary of Nonaccrual Loans by Class (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status	$ 7,425	$ 13,799
Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status		39
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status		2,175
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status	3,143	4,721
Residential mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status	2,565	4,187
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans in nonaccrual status	$ 1,717	$ 2,677